Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 1,108	$ 1,033	$ 1,293
Items to reconcile net income and cash flows from operating activities:
Depreciation and amortization	923	854	791
Interest and amortization of issuance costs on convertible bonds	44	38	37
Interest on settled convertible bonds	(41)
Loss on financial instruments, net	26		1
Non-cash stock-based compensation	155	145	125
Other non-cash items	(130)	(110)	(116)
Deferred income tax	(8)	25	20
(Income) loss on equity-method investments	(2)	(1)	(8)
Impairment, restructuring charges and other related closure costs, net of cash payments	(3)	(16)	(12)
Changes in assets and liabilities:
Trade receivables, net	(72)	(103)	(155)
Inventories	(84)	(142)	(254)
Trade payables	161	(14)	4
Other assets and liabilities, net	16	160	120
Net cash from operating activities	2,093	1,869	1,845
Cash flows used in investing activities:
Payment for purchase of tangible assets	(1,283)	(1,181)	(1,263)
Proceeds from sale of tangible assets	4	7	1
Proceeds from matured marketable securities		200	100
Investment in short-term deposits, net	(577)
Payment for purchase of intangible assets	(75)	(69)	(50)
Payment for purchase of financial assets		(3)
Proceeds from sale of equity investments	1	1
Payment for business acquisitions, net of cash acquired	(113)	(127)
Net cash used in investing activities	(2,043)	(1,172)	(1,212)
Cash flows from (used in) financing activities:
Proceeds from long-term debt	4	281	281
Net proceeds from issuance of convertible bonds	1,567
Repayment of issued convertible bonds	(709)
Repayment of long-term debt	(184)	(144)	(103)
Repurchase of common stock	(125)	(250)	(62)
Dividends paid to stockholders	(168)	(214)	(216)
Dividends paid to noncontrolling interest	(6)	(2)	(4)
Proceeds from noncontrolling interest		3
Payment of withholding tax on vested shares	(31)	(17)	(18)
Net cash from (used in) financing activities	348	(343)	(122)
Effect of changes in exchange rates	1	(13)	(4)
Net cash increase	399	341	507
Cash, cash equivalents and restricted cash at beginning of the period	2,607	2,266	1,759
Cash, cash equivalents and restricted cash at end of the period	3,006	2,607	2,266
Supplemental cash information:
Interest paid	7	13	12
Income tax paid	$ 138	$ 130	$ 60